Annual Operating Expenses {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® Income Fund - Class Z6	Jul. 13, 2021
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.37%	[1]

[1]	(a)Adjusted to reflect current fees.